Loans and Leases (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Aug. 29, 2017	Dec. 31, 2016	May 07, 2016	Dec. 13, 2005
Long-Term Debt
Less: original purchase discount, net of amortization	$ (125,705)	$ (228,555)
Total debt	4,001,333	4,215,209
Less: current portion of debt, net of original discount current portion	(1,673,667)	(866,479)
Total long-term debt	2,327,666	3,348,730		$ 141,419		$ 514,298
KBC Accounts Receivable Factoring [Member]
Long-Term Debt
Total debt		49,018
12.00% Senior Convertible Secured Note [Member]
Long-Term Debt
Total debt	1,120,000	1,120,000
1.27% Secured Bank Loan [Member]
Long-Term Debt
Total debt	1,753,593	1,943,518
Total long-term debt			$ 285,061
1.27% Secured Bank Loan [Member]
Long-Term Debt
Total debt	272,623	314,393
Total long-term debt			$ 1,456,086
0.72% Secured Bank Loan [Member]
Long-Term Debt
Total debt	30,203	43,223
Total long-term debt					$ 13,458
Loan Subsidy [Member]
Long-Term Debt
Total debt	179,600	179,600
Total long-term debt	173,613
Capitalized Building lease [Member]
Long-Term Debt
Total debt	607,687	749,337
Capitalized Equipment lease [Member]
Long-Term Debt
Total debt	23,083	21,502
Revolving Credit [Member]
Long-Term Debt
Total debt	24,237	$ 23,173
Floating Rate Secured Line of Credit [Member]
Long-Term Debt
Total debt	$ 116,012